Employee Benefits - Summary of Amounts Recognized in the Consolidated Statement of Financial Position are Comprised (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	¥ 1,065,508	¥ 1,022,749
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	642,774	674,425
Other non-current assets (Retirement benefit assets)	(518,705)	(442,094)
Net amount recognized	124,069	232,332
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	422,734	348,323
Other non-current assets (Retirement benefit assets)	(108,865)	(85,335)
Net amount recognized	¥ 313,869	¥ 262,988